Payden Floating Rate Fund

Schedule of Investments
- January 31, 2026 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (2%
)
400,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
7.74%, 1/25/52 CAD (a)(b) $ 289
750,000 Hotwire Funding LLC 2024-1A 144A, 9.19%,
6/20/54 (a) 777
772,525 Oak Street Investment Grade Net Lease Fund
Series 2020-1A 144A, 2.26%, 11/20/50 (a) 606
50 Santander Consumer Auto Receivables Trust
2021-C , 0.00%, 6/15/28 (c) 565
Total Asset Backed (Cost - $2,870)
2,237
Bank Loan(d) (89%
)
Automotive (5%)
627,081 Adient U.S. LLC Term Loan B2 1L, (1 mo. Term
Secured Overnight Financing Rate + 1.750%),
5.97%, 1/31/31  627
480,000 American Axle & Manufacturing Inc. Term Loan
B 1L, (3 mo. Term Secured Overnight Financing
Rate + 3.000%), 6.79%, 12/12/29  482
847,875 Clarios Global LP Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 1.750%),
6.42%, 1/28/32  850
946,011 Dealer Tire LLC Term Loan B5 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.000%),
6.67%, 7/02/31  948
771,218 Goat Holdco LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 1.750%),
6.17%, 1/27/32  772
1,690,000 Pac Dac LLC Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 2.250%),
6.92%, 10/28/30  1,676
700,000 Tenneco Inc. Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 5.000%),
8.99%, 11/17/28  694
986,085 Wand NewCo 3 Inc. Term Loan B2 1L, (1 mo.
Term Secured Overnight Financing Rate +
1.750%), 6.17%, 1/30/31  987
7,036
Basic Industry (2%)
485,000 American Airlines Inc. Term Loan B 1L, (5
mo. Term Secured Overnight Financing Rate +
2.250%), 6.00%, 2/15/28  485
490,000 American Airlines Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
1.250%), 6.26%, 6/04/29  490
248,125 American Airlines Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
2.250%), 6.92%, 5/28/32  249
588,668 Arsenal Aic Parent LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
1.750%), 6.42%, 8/18/30  591
645,113 Olympus Water U.S. Holding Corp. Term
Loan B6 1L, (3 mo. Term Secured Overnight
Financing Rate + 2.000%), 6.67%, 6/20/31  637
545,000 Qnity Electronics Inc. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
1.000%), 5.70%, 11/01/32  548
1,006,038 SCIH Salt Holdings Inc. Term Loan B1 1L, (3
mo. Term Secured Overnight Financing Rate +
1.750%), 6.52%, 1/31/29  1,008
Principal
or Shares Security Description
Value
(000)
672,258 Transdigm Inc. Term Loan K 1L, (1 mo. Term
Secured Overnight Financing Rate + 1.250%),
5.92%, 3/22/30  $ 672
491,269 Transdigm Inc. Term Loan J 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.250%),
6.17%, 2/28/31  492
1,007,063 WestJet Loyalty LP Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.250%), 6.42%, 2/14/31  1,003
6,175
Capital Goods (7%)
654,813 Cimpress PLC Term Loan B1 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.500%),
6.17%, 5/17/28  656
1,060,000 Composecure Holdings LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
1.250%), 5.93%, 1/14/33  1,059
987,538 EMRLD Borrower LP Term Loan B2 1L, (6
mo. Term Secured Overnight Financing Rate +
1.500%), 6.12%, 8/04/31  988
400,000 Hillenbrand Inc. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.500%),
3.50%, 1/22/33  399
1,165,732 Madison Iaq LLC Term Loan B 1L, (6 mo. Term
Secured Overnight Financing Rate + 3.250%),
6.13%, 6/21/28  1,168
1,190,992 MI Windows and Doors LLC Term Loan B3 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 3.000%), 6.42%, 3/28/31  1,193
1,463,938 Quikrete Holdings Inc. Term Loan B3 1L, (1
mo. Term Secured Overnight Financing Rate +
1.250%), 5.92%, 2/10/32  1,465
1,242,727 TK Elevator Midco Gmbh Term Loan B 1L, (6
mo. Term Secured Overnight Financing Rate +
2.750%), 6.38%, 4/30/30  1,247
987,500 Wilsonart LLC Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 3.250%),
7.92%, 8/05/31  959
9,134
Consumer Goods (4%)
548,625 C&S Wholesale Grocers Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
4.000%), 8.67%, 9/20/30  544
1,009,695 Fiesta Purchaser Inc. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
1.750%), 6.42%, 2/12/31  982
1,000,000 Froneri International Ltd. Term Loan B6 1L, (6
mo. Term Secured Overnight Financing Rate +
2.250%), 5.88%, 9/30/32  1,000
1,237,727 Journey Personal Care Corp. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.750%), 7.42%, 3/01/28  1,225
447,403 United Natural Foods Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.750%), 8.42%, 4/25/31  451
1,130,997 Verde Purchaser LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
4.000%), 7.67%, 11/29/30  1,110
5,312

Payden Mutual Funds
Payden Floating Rate Fund
continued
Principal
or Shares Security Description
Value
(000)
Energy (8%)
1,975,009 CPPIB OVM Member U.S. LLC Term Loan B
1L, (3 mo. Term Secured Overnight Financing
Rate + 2.750%), 6.17%, 8/20/31  $ 1,980
923,005 Emg Utica Midstream Holdings LLC Term Loan
B 1L, (3 mo. Term Secured Overnight Financing
Rate + 3.000%), 7.67%, 4/01/30  930
1,685,775 Fr Br Holdings LLC Term Loan 1L, (3 mo. Term
Secured Overnight Financing Rate + 4.250%),
7.92%, 10/09/30  1,698
832,765 Lackawanna Energy Center LLC Term Loan B 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 2.000%), 6.68%, 8/05/32  839
645,125 Long Ridge Energy LLC Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.500%), 8.17%, 2/19/32  643
392,512 M6 Etx Holdings Ii Midco LLC Term Loan B 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 2.500%), 6.17%, 4/01/32  393
773,018 Par Petroleum LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
3.250%), 6.96%, 2/28/30  776
340,000 Talen Energy Supply LLC Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
1.000%), 5.67%, 11/25/32  341
704,786 Talen Energy Supply LLC Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
2.500%), 6.35%, 5/17/30  706
972,688 U.S. Silica Co. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.500%),
8.17%, 7/31/31  957
1,127,175 Whitewater Matterhorn Holdings LLC Term
Loan B 1L, (3 mo. Term Secured Overnight
Financing Rate + 1.250%), 6.31%, 6/16/32  1,125
10,388
Financial (15%)
1,069,625 Albion Financing 3 SARL Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.000%), 6.87%, 5/21/31  1,067
820,865 Allspring Buyer LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
3.000%), 6.69%, 11/01/30  823
795,645 Blackstone Mortgage Trust Inc. Term Loan B9
1L, (1 mo. Term Secured Overnight Financing
Rate + 1.500%), 6.17%, 12/10/30  796
585,000 Champ Acquisition Corp. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
4.000%), 6.92%, 11/25/31  586
1,079,534 CPI Holdco B LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 1.000%),
5.67%, 5/17/31  1,076
1,425,000 EP Wealth Advisors LLC Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
2.000%), 6.67%, 10/18/32  1,438
1,238,253 Focus Financial Partners LLC Term Loan C 1L, (1
mo. Term Secured Overnight Financing Rate +
2.500%), 6.17%, 9/15/31  1,233
977,674 Greystar Real Estate Partners LLC Term Loan B3
1L, (3 mo. Term Secured Overnight Financing
Rate + 1.500%), 6.32%, 8/21/30  983
Principal
or Shares Security Description
Value
(000)
825,850 GTCR Everest Borrower LLC Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
1.750%), 6.42%, 9/05/31  $ 826
891,288 HUB International Ltd. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
1.500%), 5.92%, 6/20/30  892
990,000 Jefferies Finance LLC Term Loan 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.000%),
6.43%, 10/21/31  989
1,194,008 Jump Financial LLC Term Loan B1 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.500%), 7.17%, 2/26/32  1,194
648,375 Lendingtree Inc. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.500%),
7.92%, 8/21/30  651
1,076,801 Mermaid Bidco Inc. Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
3.250%), 7.15%, 7/03/31  1,061
966,506 Nexus Buyer LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.500%),
7.17%, 7/31/31  946
350,000 Nexus Buyer LLC Term Loan 2L, (1 mo. Term
Secured Overnight Financing Rate + 4.750%),
9.42%, 2/16/32  345
1,488,611 Pitney Bowes Inc. Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 3.750%),
7.42%, 3/19/32  1,482
1,085,000 Skechers U.S.A. Inc. Term Loan B1 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.250%), 6.92%, 9/13/32  1,088
597,000 WH Borrower LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
3.750%), 8.39%, 2/20/32  599
18,075
Healthcare (10%)
1,154,200 1261229 BC Ltd. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 5.250%),
9.92%, 9/25/30  1,128
972,563 Amneal Pharmaceuticals LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.500%), 7.17%, 8/02/32  977
1,006,825 Bausch & Lomb Corp. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.750%), 7.42%, 1/15/31  1,016
885,978 Embecta Corp. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.000%),
6.67%, 3/30/29  887
172,829 Fortrea Holdings Inc. Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.750%), 7.42%, 7/01/30  170
1,170,000 Hologic Inc. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.250%),
2.25%, 1/14/33  1,163
987,525 LifePoint Health Inc. Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.750%), 7.42%, 5/16/31  989
850,599 Owens & Minor Inc. Term Loan B1 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.750%), 7.52%, 3/29/29  762
1,302,461 Padagis LLC Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 4.750%),
8.66%, 7/06/28  1,195

Principal
or Shares Security Description
Value
(000)
940,453 Sotera Health Holdings LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
1.500%), 6.17%, 5/30/31  $ 945
1,031,625 Star Parent Inc. Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 4.000%),
7.67%, 9/27/30  1,033
10,265
Insurance (0%)
137,383 Asurion LLC Term Loan B4 2L, (1 mo. Term
Secured Overnight Financing Rate + 5.250%),
9.04%, 1/20/29  138
367,742 Truist Insurance Holdings LLC Term Loan B 1L,
(3 mo. Term Secured Overnight Financing Rate
+ 1.750%), 6.42%, 5/06/31  367
184,211 Truist Insurance Holdings LLC Term Loan 2L, (3
mo. Term Secured Overnight Financing Rate +
4.750%), 8.42%, 5/06/32  186
691
Leisure (6%)
720,000 Bulldog Purchaser Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.250%), 3.75%, 1/28/33  719
645,125 Cinemark USA Inc. Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
1.250%), 5.92%, 5/24/30  647
1,303,236 Fertitta Entertainment LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.250%), 6.92%, 1/27/29  1,302
567,150 Flutter Entertainment Public Ltd. Co. Term Loan
B 1L, (3 mo. Term Secured Overnight Financing
Rate + 1.000%), 5.67%, 6/04/32  567
2,243,970 Lc Ahab U.S. Bidco LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.000%), 6.72%, 5/01/31  2,252
1,004,500 Ontario Gaming GTA LP Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.250%), 7.92%, 8/01/30  942
394,676 Sabre GLBL Inc. Term Loan B1 1L, (1 mo. Term
Secured Overnight Financing Rate + 5.250%),
10.02%, 7/30/29  313
893,250 Wyndham Worldwide Corp. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.000%), 5.74%, 12/14/29  894
7,636
Media (4%)
569,250 Charter Communications Operating LLC Term
Loan B5 1L, (3 mo. Term Secured Overnight
Financing Rate + 1.250%), 5.91%, 12/15/31  569
1,179,090 CNT Holdings I Corp. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
1.250%), 6.17%, 11/08/32  1,179
650,000 Coral U.S. Co.-Borrower LLC Term Loan B7 1L,
(3 mo. Term Secured Overnight Financing Rate
+ 2.250%), 6.92%, 1/31/32  635
1,038,400 DirectV Financing LLC Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
4.500%), 9.17%, 2/17/31  1,041
568,113 Gray Television Inc. Term Loan D 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.000%), 6.81%, 12/01/28  567
Principal
or Shares Security Description
Value
(000)
223,304 McGraw-Hill Education Inc. Term Loan B2 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 1.750%), 6.42%, 8/06/31  $ 225
599,986 MH Sub I LLC Term Loan B3 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.250%),
7.92%, 5/03/28  546
187,372 MH Sub I LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 4.250%),
7.92%, 12/31/31  154
300,000 MH Sub I LLC Term Loan 2L, (1 mo. Term
Secured Overnight Financing Rate + 6.250%),
9.92%, 2/23/29  260
1,065,000 Neptune Bidco U.S. Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
5.000%), 5.50%, 1/28/33  1,051
979,937 Sinclair Television Group Inc. Term Loan B7 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 4.100%), 7.87%, 12/31/30  838
644,901 Sunrise HoldCo III BV Term Loan AAA 1L, (6
mo. Term Secured Overnight Financing Rate +
2.500%), 6.13%, 2/15/32  644
600,000 Virgin Media Bristol LLC Term Loan Q 1L, (1
mo. Term Secured Overnight Financing Rate +
3.250%), 7.05%, 1/31/29  600
500,000 Virgin Media Bristol LLC Term Loan Y 1L, (6
mo. Term Secured Overnight Financing Rate +
3.175%), 7.05%, 3/31/31  492
8,801
Retail (11%)
1,000,000 Boots Group Finco LP Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.500%), 7.21%, 8/30/32  1,005
1,134,088 Evergreen AcqCo 1 LP Term Loan 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.000%), 6.70%, 9/17/32  1,138
1,440,244 Flynn Restaurant Group LP Term Loan B2 1L, (1
mo. Term Secured Overnight Financing Rate +
3.750%), 7.42%, 1/28/32  1,442
517,125 Harbor Freight Tools USA Inc. Term Loan B 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 1.500%), 5.92%, 6/11/31  512
1,188,000 Highline AfterMarket Acquisition LLC Term
Loan B 1L, (3 mo. Term Secured Overnight
Financing Rate + 2.500%), 7.32%, 2/13/30  1,193
470,177 IRB Holding Corp. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
1.500%), 6.17%, 12/15/30  471
640,000 Men's Wearhouse LLC (The) Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
5.750%), 5.75%, 1/28/31  641
1,118,806 MIC Glen LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.250%),
6.92%, 7/21/28  1,124
1,242,543 PetsMart LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.000%),
7.67%, 8/18/32  1,244
725,813 S&S Holdings LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 4.000%),
8.67%, 10/01/31  714
908,205 Specialty Building Products Holdings LLC Term
Loan B 1L, (1 mo. Term Secured Overnight
Financing Rate + 3.750%), 7.52%, 10/15/28  866

Payden Mutual Funds
Payden Floating Rate Fund
continued
Principal
or Shares Security Description
Value
(000)
1,031,717 Tacala Investment Corp. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.000%), 6.67%, 1/31/31  $ 1,036
926,859 Victra Holdings LLC aka LSF9 Atlantis Holdings
LLC Term Loan B 1L, (3 mo. Term Secured
Overnight Financing Rate + 2.750%), 7.42%,
3/29/29  929
959,743 Whatabrands LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 1.500%),
6.17%, 8/03/28  960
13,275
Service (4%)
576,042 ABG Intermediate Holdings 2 LLC Term
Loan B1 1L, (1 mo. Term Secured Overnight
Financing Rate + 1.250%), 5.92%, 12/21/28  576
408,010 Adtalem Global Education Inc. Term Loan B 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 1.750%), 6.42%, 8/12/28  410
1,031,743 Conservice Midco LLC Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
1.750%), 6.42%, 5/13/30  1,033
1,045,686 Omnia Partners LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.750%), 6.46%, 12/31/32  1,048
847,875 Shift4 Payments LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.000%), 5.65%, 7/03/32  854
44,367 Sizzling Platter LLC Term Loan DD 1L, (1 mo.
Term Secured Overnight Financing Rate +
5.000%), 5.00%, 6/25/32  42
1,040,633 Sizzling Platter LLC Term Loan 1L, (1 mo. Term
Secured Overnight Financing Rate + 4.000%),
8.67%, 7/02/32  976
4,939
Technology (9%)
797,500 Amentum Holdings LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
1.250%), 5.67%, 9/29/31  798
1,285,394 AthenaHealth Group Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
1.750%), 6.42%, 2/15/29  1,271
1,060,000 Bending Spoons U.S. Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
5.875%), 9.58%, 3/07/31  1,044
987,538 BMC Software Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 2.000%),
6.82%, 7/30/31  953
669,490 Cloud Software Group Inc. Term Loan B2 1L, (1
mo. Term Secured Overnight Financing Rate +
2.250%), 6.92%, 3/21/31  651
822,938 Cloud Software Group Inc. Term Loan B1 1L, (3
mo. Term Secured Overnight Financing Rate +
2.250%), 6.92%, 8/13/32  801
1,100,000 Dayforce Inc. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.000%),
3.00%, 8/20/32  1,072
990,019 Fortress Intermediate 3 Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.000%), 6.68%, 6/27/31  974
530,000 Icon Parent I Inc. Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 1.750%),
6.44%, 11/13/31  523
Principal
or Shares Security Description
Value
(000)
670,000 Knowbe4 Inc. Term Loan 1L, (3 mo. Term
Secured Overnight Financing Rate + 2.750%),
7.42%, 7/23/32  $ 647
1,250,000 Leia Finco U.S. LLC Term Loan 2L, (3 mo. Term
Secured Overnight Financing Rate + 4.250%),
8.90%, 10/09/32  1,240
1,234,375 Modena Buyer LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
3.500%), 7.92%, 7/01/31  1,181
297,754 PointClickCare Technologies Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
1.750%), 6.42%, 11/03/31  297
555,000 Project Alpha Intermediate Holding Inc. Term
Loan 2L, (3 mo. Term Secured Overnight
Financing Rate + 5.000%), 8.67%, 5/09/33  444
454,267 Rocket Software Inc. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.000%), 7.42%, 11/28/28  435
300,000 Sandisk Corp. Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 2.000%),
6.67%, 2/20/32  301
12,632
Telecommunication (2%)
11,567 Altice France SA Term Loan B14 1L, (3 mo.
Term Secured Overnight Financing Rate +
5.875%), 10.55%, 5/31/31  12
1,000,000 Digicel International Finance Ltd. Term Loan B
1L, (3 mo. Term Secured Overnight Financing
Rate + 4.250%), 9.02%, 7/30/32  1,005
974,357 Iridium Satellite LLC Term Loan B4 1L, (1
mo. Term Secured Overnight Financing Rate +
1.250%), 5.92%, 9/20/30  927
1,944
Transportation (2%)
932,796 First Student Bidco Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
2.500%), 6.17%, 8/15/30  933
249,405 First Student Bidco Inc. Term Loan C 1L, (3
mo. Term Secured Overnight Financing Rate +
1.500%), 6.17%, 8/15/30  249
1,065,000 Graham Packaging Co. Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
1.250%), 2.25%, 1/14/33  1,065
2,247
Total Bank Loan (Cost - $118,931)
118,550
Corporate Bond (8%
)
700,000 Ally Financial Inc. B, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.868%), 4.70% (e)(f) 696
685,000 Carriage Services Inc. 144A, 4.25%, 5/15/29 (a) 660
465,000 CHC Group LLC 144A, 11.75%, 9/01/30 (a) 447
470,000 CoreWeave Inc. 144A, 9.25%, 6/01/30 (a) 463
620,000 Freedom Mortgage Holdings LLC 144A, 9.25%,
2/01/29 (a) 650
300,000 Jefferson Capital Holdings LLC 144A, 8.25%,
5/15/30 (a) 316
880,000 Kraken Oil & Gas Partners LLC 144A, 7.63%,
8/15/29 (a) 880
500,000 Midcap Financial Issuer Trust 144A, 6.50%,
5/01/28 (a) 501

Principal
or Shares Security Description
Value
(000)
650,000 Millrose Properties Inc. 144A, 6.38%,
8/01/30 (a) $ 664
500,000 Mineral Resources Ltd. 144A, 8.50%, 5/01/30 (a) 519
600,000 MPT Operating Partnership LP/MPT Finance
Corp. , 4.63%, 8/01/29  515
800,000 Obsidian Energy Ltd. 144A, 8.13%, 12/03/30
CAD (a)(b) 589
375,000 Prime Healthcare Services Inc. 144A, 9.38%,
9/01/29 (a) 391
685,000 Simmons Foods Inc./Simmons Prepared Foods
Inc./Simmons Pet Food Inc./Simmons Feed
144A, 4.63%, 3/01/29 (a) 661
640,000 SLM Corp. , 6.50%, 1/31/30  661
785,000 Surge Energy Inc. 144A, 8.50%, 9/05/29
CAD (a)(b) 589
620,000 Tamarack Valley Energy Ltd. 144A, 6.88%,
7/25/30 CAD (a)(b) 471
650,000 UWM Holdings LLC 144A, 6.63%, 2/01/30 (a) 656
640,000 XHR LP 144A, 6.63%, 5/15/30 (a) 662
Total Corporate Bond (Cost - $10,774)
10,991
Investment Company (7%
)
9,160,412 Payden Cash Reserves Money Market Fund *
(Cost - $9,160)
9,160
Total Investments (Cost - $141,735) (106%)
140,938
Liabilities in excess of Other Assets (-6%)
(7,516)
Net Assets (100%) $ 133,422
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Principal in foreign currency.
(c) Yield to maturity at time of purchase.
(d) Floating rate security. The rate shown reflects the rate in effect at January 31,
2026. The stated maturity is subject to prepayments.
(e) Perpetual security with no stated maturity date.
(f) Floating rate security. The rate shown reflects the rate in effect at January
31, 2026.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Depreciation
(000s)
Liabilities:
USD 1,903 CAD  2,635 Morgan Stanley 03/18/2026 $ (36)
Net Unrealized Depreciation
$(36)